UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 451-2010

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

ITEM 1.          REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Western Asset

High Income Fund Inc.

(HIF)

Managed by  WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

What’s inside

Letter from the chairman	I

Fund at a glance	1

Schedule of investments	2

Statement of assets and liabilities	20

Statement of operations	21

Statements of changes in net assets	22

Financial highlights	23

Notes to financial statements	24

Additional shareholder information	32

Dividend reinvestment plan	33

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing

Western Asset High Income Fund Inc.	I

Letter from the chairman continued

contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period ended June 30, 2008, both short- and long-term Treasury yields experienced periods of volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended June 30, 2008, two-year Treasury yields fell from 3.05% to 2.63%. Over the same time frame, 10-year Treasury yields moved from 4.04% to 3.99%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexvi, returned a modest 1.13%.

Periods of increased investor risk aversion caused the high-yield bond market to produce weak results over the six months ended June 30, 2008. During that period, the Citigroup High Yield Market Indexvii returned -1.50%. While high-yield bond prices rallied in April and May, it was not enough to overcome several flights to quality that served to drag down the sector.

Increased investor risk aversion caused the emerging debt markets to post a modest decline over the six months ended June 30, 2008. During that period, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned -0.18%. While the EMBI Global produced positive results in January, April and May, it was not enough to overcome periods of weakness, in particular during the month of June.

II	Western Asset High Income Fund Inc.

Performance review

For the six months ended June 30, 2008, Western Asset High Income Fund Inc. returned -2.06% based on its net asset value (“NAV”)ix and -0.08% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexx and the EMBI Global, returned -1.08% and -0.18%, respectively, over the same time frame. The Lipper High Current Yield Closed-End Funds Category Averagexi returned -5.68% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.41 per share, which may have included a return of capital. The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2008. Past performance is no guarantee of future results.

PERFORMANCE SNAPSHOT as of June 30, 2008 (unaudited)

PRICE PER SHARE	6-MONTH TOTAL RETURN* (not annualized)
$9.57 (NAV)	-2.06%
$8.58 (Market Price)	-0.08%

All figures represent past performance and are not a guarantee of future results.

*

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the “Notes to financial statements” included in this report.

Looking for additional information?

The Fund is traded under the symbol “HIF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XHIFX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites, as well as www.leggmason.com/cef.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Western Asset High Income Fund Inc.	III

Letter from the chairman continued

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging or developing markets. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the fixed-income securities held by the Fund. Investors could lose money on their investment in the Fund.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii	Source: Bloomberg, 7/08.
iii	Source: The Conference Board, 7/08.
iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.
viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Countries covered are Argentina, Belize, Brazil, Bulgaria, Chile, China, Colombia, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana, Hungary, Indonesia, Iraq, Jamaica, Kazakhstan, Lebanon, Malaysia, Mexico, Pakistan, Panama, Peru, the Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Trinidad & Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela and Vietnam.

ix

Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

[x]

The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 5 funds in the Fund’s Lipper category.

IV	Western Asset High Income Fund Inc.

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Consumer discretionary
16.8
Financials
13.9
Industrials
13.3
Energy
12.3
Utilities
9.3
Materials
8.7
Telecommunication services
7.5
Health care
5.5
Sovereign bond
5.3
Other
5.7
Short-term investments
1.7
0%
5%
10%
15%
20%

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	1

Schedule of investments (unaudited)

June 30, 2008

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS & NOTES — 87.7%
CONSUMER DISCRETIONARY — 16.5%
	Auto Components — 1.4%
	Allison Transmission Inc.:
90,000	11.000% due 11/1/15(a)	$81,000
180,000	Senior Notes, 11.250% due 11/1/15(a)(b)	156,600
165,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	80,025
	Visteon Corp.:
248,000	12.250% due 12/31/16(a)	199,640
211,000	Senior Notes, 8.250% due 8/1/10	188,845
	Total Auto Components	706,110
	Automobiles — 1.6%
	Ford Motor Co., Debentures:
100,000	8.875% due 1/15/22	64,000
125,000	8.900% due 1/15/32	80,625
	General Motors Corp.:
120,000	Notes, 7.200% due 1/15/11	92,700
	Senior Debentures:
75,000	8.250% due 7/15/23	44,062
830,000	8.375% due 7/15/33	495,925
	Total Automobiles	777,312
	Diversified Consumer Services — 0.7%
240,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	222,000
	Service Corp. International, Senior Notes:
55,000	7.625% due 10/1/18	55,138
60,000	7.500% due 4/1/27	51,300
	Total Diversified Consumer Services	328,438
	Hotels, Restaurants & Leisure — 3.3%
	Boyd Gaming Corp., Senior Subordinated Notes:
25,000	6.750% due 4/15/14	19,375
40,000	7.125% due 2/1/16	29,700
200,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(c)	4,000
250,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	201,250
200,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	175,000
60,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	58,500
120,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(a)	95,700
105,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	105,000

See Notes to Financial Statements.

2	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 3.3% continued
130,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12(a)	$118,950
245,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	211,925
	MGM MIRAGE Inc.:
45,000	Notes, 6.750% due 9/1/12	40,613
	Senior Notes:
10,000	6.625% due 7/15/15	8,075
30,000	7.500% due 6/1/16	24,825
80,000	7.625% due 1/15/17	66,200
196,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14(a)	211,190
105,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	90,300
75,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14(a)(d)	55,500
	Station Casinos Inc., Senior Subordinated Notes:
175,000	6.500% due 2/1/14	101,500
5,000	6.875% due 3/1/16	2,756
30,000	6.625% due 3/15/18	16,200
	Total Hotels, Restaurants & Leisure	1,636,559
	Household Durables — 1.5%
20,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	19,600
1,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06(c)(e)(f)	0
165,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	144,375
230,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13(a)	239,775
260,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	262,600
65,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.605% due 9/1/12	60,856
	Total Household Durables	727,206
	Internet & Catalog Retail — 0.2%
70,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16(a)	68,775
	Media — 5.7%
	Affinion Group Inc.:
255,000	Senior Notes, 10.125% due 10/15/13	256,912
130,000	Senior Subordinated Notes, 11.500% due 10/15/15	130,325
836,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	623,865
90,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	81,675
65,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	47,450

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	3

Schedule of investments (unaudited) continued

June 30, 2008

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Media — 5.7% continued
70,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	$51,100
280,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(a)	289,100
	CSC Holdings Inc.:
20,000	Senior Debentures, 8.125% due 8/15/09	20,200
	Senior Notes:
70,000	8.125% due 7/15/09	70,700
105,000	6.750% due 4/15/12	99,225
110,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	79,200
195,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	175,988
60,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	62,100
60,000	EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15(a)	58,650
140,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22(a)	139,300
350,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	221,812
200,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	120,000
	TL Acquisitions Inc.:
190,000	Senior Notes, 10.500% due 1/15/15(a)	165,300
150,000	Senior Subordinated Notes, step bond to yield 13.348% due 7/15/15(a)	110,250
	Total Media	2,803,152
	Multiline Retail — 1.3%
	Dollar General Corp.:
55,000	10.625% due 7/15/15	54,725
170,000	Senior Subordinated Notes, 11.875% due 7/15/17(b)	161,500
	Neiman Marcus Group Inc.:
30,000	7.125% due 6/1/28	26,700
405,000	Senior Subordinated Notes, 10.375% due 10/15/15	407,025
	Total Multiline Retail	649,950
	Specialty Retail — 0.8%
30,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	26,850
165,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	135,713
75,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	78,000

See Notes to Financial Statements.

4	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Specialty Retail — 0.8% continued
	Michaels Stores Inc.:
105,000	Senior Notes, 10.000% due 11/1/14	$91,481
80,000	Senior Subordinated Bonds, 11.375% due 11/1/16	64,000
	Total Specialty Retail	396,044
	TOTAL CONSUMER DISCRETIONARY	8,093,546
CONSUMER STAPLES — 1.0%
	Food Products — 0.5%
	Dole Food Co. Inc., Senior Notes:
35,000	8.625% due 5/1/09	33,512
175,000	7.250% due 6/15/10	159,250
50,000	8.875% due 3/15/11	44,750
	Total Food Products	237,512
	Household Products — 0.2%
105,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	103,425
	Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
35,000	8.500% due 5/15/12	33,075
120,000	11.000% due 5/15/12	124,200
	Total Tobacco	157,275
	TOTAL CONSUMER STAPLES	498,212
ENERGY — 12.1%
	Energy Equipment & Services — 0.3%
110,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	110,412
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	55,138
	Total Energy Equipment & Services	165,550
	Oil, Gas & Consumable Fuels — 11.8%
170,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18(a)	169,575
345,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	354,487
	Chesapeake Energy Corp., Senior Notes:
95,000	6.625% due 1/15/16	91,675
75,000	6.500% due 8/15/17	70,500
140,000	7.250% due 12/15/18	136,850
55,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	55,138
94,020	Corral Finans AB, 7.716% due 4/15/10(a)(b)(d)	82,737
	El Paso Corp.:
	Medium-Term Notes:
230,000	7.800% due 8/1/31	232,774
300,000	7.750% due 1/15/32	302,035

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2008

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 11.8% continued
200,000	Notes, 7.875% due 6/15/12	$209,125
	Enterprise Products Operating LP:
110,000	Junior Subordinated Notes, 8.375% due 8/1/66(d)	110,128
40,000	Subordinated Notes, 7.034% due 1/15/68(d)	35,028
250,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	246,875
50,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16(a)	49,500
175,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	178,937
100,000	KazMunaiGaz Finance Sub B.V., 8.375% due 7/2/13(a)	100,175
140,000	LUKOIL International Finance BV, 6.356% due 6/7/17(a)	132,650
	Mariner Energy Inc., Senior Notes:
85,000	7.500% due 4/15/13	82,875
45,000	8.000% due 5/15/17	43,763
100,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18(a)	102,750
	OPTI Canada Inc., Senior Secured Notes:
45,000	7.875% due 12/15/14	44,663
50,000	8.250% due 12/15/14	50,000
100,000	Parallel Petroleum Corp., 10.250% due 8/1/14	100,750
255,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	252,859
	Petrohawk Energy Corp., Senior Notes:
105,000	9.125% due 7/15/13	108,150
40,000	7.875% due 6/1/15(a)	39,250
	Petroplus Finance Ltd.:
75,000	6.750% due 5/1/14(a)	68,250
100,000	Senior Note, 7.000% due 5/1/17(a)	88,750
198,036	Petrozuata Finance Inc., 8.220% due 4/1/17(a)	206,559
500,000	SandRidge Energy Inc., 8.625% due 4/1/15(a)(b)	515,000
265,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)	258,375
100,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18(a)	103,391
40,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16(a)	38,800
150,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	162,938
200,000	VeraSun Energy Corp., 9.375% due 6/1/17	104,000
115,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(a)	111,550
	Whiting Petroleum Corp., Senior Subordinated Notes:
150,000	7.250% due 5/1/12	149,625
100,000	7.000% due 2/1/14	98,625
	Williams Cos. Inc.:
365,000	Notes, 7.875% due 9/1/21	388,725

See Notes to Financial Statements.

6	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†		SECURITY	VALUE
		Oil, Gas & Consumable Fuels — 11.8% continued
100,000		Senior Notes, 7.625% due 7/15/19	$105,500
		Total Oil, Gas & Consumable Fuels	5,783,337
		TOTAL ENERGY	5,948,887
FINANCIALS — 12.4%
		Commercial Banks — 3.3%
310,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14(a)	312,325
		HSBC Bank PLC:
256,298		7.000% due 11/1/11(f)	274,247
1,224,000	RUB	Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10	54,254
290,000		HSBK Europe BV, 7.250% due 5/3/17(a)	253,750
140,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22(a)(d)	125,668
3,730,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11(a)(f)	159,042
		Russian Agricultural Bank, Loan Participation Notes:
70,000		7.175% due 5/16/13(a)	70,263
140,000		6.299% due 5/15/17(a)	129,521
		TuranAlem Finance BV, Bonds:
160,000		8.250% due 1/22/37(a)	134,000
120,000		8.250% due 1/22/37(a)	100,650
		Total Commercial Banks	1,613,720
		Consumer Finance — 4.3%
140,000		AmeriCredit Corp., 8.500% due 7/1/15	112,700
		Ford Motor Credit Co.:
100,000		Notes, 7.875% due 6/15/10	86,352
		Senior Notes:
257,000		8.026% due 6/15/11(d)	209,265
70,000		5.460% due 1/13/12(d)	49,792
850,000		12.000% due 5/15/15	748,541
		General Motors Acceptance Corp.:
480,000		Bonds, 8.000% due 11/1/31	312,895
420,000		Notes, 6.875% due 8/28/12	287,842
300,000		SLM Corp., 8.450% due 6/15/18	288,273
		Total Consumer Finance	2,095,660
		Diversified Financial Services — 3.4%
200,000		Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15(a)	128,000
100,000		Capmark Financial Group Inc., 5.875% due 5/10/12	70,597
110,000		CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	94,325

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2008

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Diversified Financial Services — 3.4% continued
100,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(a)	$101,243
200,000	Elyria Foundry Co./EH Acquisition Inc., 13.000% due 3/1/13(a)	200,000
50,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 7.176% due 11/15/14(d)	41,750
	Leucadia National Corp., Senior Notes:
120,000	8.125% due 9/15/15	121,200
40,000	7.125% due 3/15/17	38,400
	LVB Acquisition Merger:
60,000	Senior Notes, 10.375% due 10/15/17(a)	63,900
80,000	Senior Subordinated Bonds, 11.625% due 10/15/17(a)	85,200
	Residential Capital LLC:
257,000	8.500% due 5/15/10(a)	217,165
336,000	9.625% due 5/15/15(a)	164,640
100,000	TNK-BP Finance SA, 7.500% due 7/18/16(a)	94,870
	Vanguard Health Holdings Co.:
85,000	I LLC, Senior Discount Notes, step bond to yield 10.072% due 10/1/15	75,225
205,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	203,975
	Total Diversified Financial Services	1,700,490
	Insurance — 0.5%
290,000	American International Group Inc., 8.175% due 5/15/58(a)(d)	273,651
	Real Estate Investment Trusts (REITs) — 0.3%
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	4,675
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
35,000	6.500% due 6/1/16	33,600
110,000	6.750% due 4/1/17	106,150
	Total Real Estate Investment Trusts (REITs)	144,425
	Real Estate Management & Development — 0.6%
105,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/op15	61,425
	Realogy Corp.:
40,000	10.500% due 4/15/14	28,000
185,000	11.000% due 4/15/14(b)	110,075
195,000	Senior Subordinated Notes, 12.375% due 4/15/15	96,525
	Total Real Estate Management & Development	296,025
	TOTAL FINANCIALS	6,123,971

See Notes to Financial Statements.

8	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
HEALTH CARE — 5.3%
	Health Care Equipment & Supplies — 0.2%
120,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	$111,000
	Health Care Providers & Services — 5.1%
205,000	CRC Health Corp., 10.750% due 2/1/16	169,125
	DaVita Inc.:
90,000	Senior Notes, 6.625% due 3/15/13	86,850
145,000	Senior Subordinated Notes, 7.250% due 3/15/15	141,738
	HCA Inc.:
125,000	Debentures, 7.500% due 12/15/23	102,265
235,000	Notes, 6.375% due 1/15/15	196,225
	Senior Notes:
5,000	6.250% due 2/15/13	4,363
30,000	6.500% due 2/15/16	25,125
	Senior Secured Notes:
145,000	9.250% due 11/15/16	149,712
305,000	9.625% due 11/15/16(b)	314,912
200,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	203,000
	Tenet Healthcare Corp., Senior Notes:
170,000	6.375% due 12/1/11	163,625
90,000	6.500% due 6/1/12	85,275
200,000	7.375% due 2/1/13	189,000
165,000	9.875% due 7/1/14	166,650
	Universal Hospital Services Inc.:
50,000	6.303% due 6/1/15(d)	47,000
190,000	Senior Secured Notes, 8.500% due 6/1/15(b)	190,950
337,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12(b)(d)	267,915
	Total Health Care Providers & Services	2,503,730
	Pharmaceuticals — 0.0%
465,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(c)(e)	10,462
	TOTAL HEALTH CARE	2,625,192
INDUSTRIALS — 13.0%
	Aerospace & Defense — 1.8%
110,000	BE Aerospace Inc., 8.500% due 7/1/18	110,962
130,000	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18	138,125
	Hawker Beechcraft Acquisition Co.:
350,000	Senior Notes, 8.875% due 4/1/15(b)	353,500

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

June 30, 2008

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Aerospace & Defense — 1.8% continued
55,000	Senior Subordinated Notes, 9.750% due 4/1/17	$55,275
6,632	Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26(e)(f)	0
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	253,125
	Total Aerospace & Defense	910,987
	Airlines — 1.9%
	Continental Airlines Inc., Pass-Through Certificates:
4,460	6.541% due 9/15/08(f)	4,461
65,588	8.312% due 4/2/11	60,341
65,000	7.339% due 4/19/14	50,538
350,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	349,125
	Delta Air Lines Inc.:
103,065	8.954% due 8/10/14	77,299
	Pass-Through Certificates:
99,152	6.619% due 3/18/11	95,682
258,000	7.111% due 9/18/11	238,650
90,000	7.711% due 9/18/11	74,250
	Total Airlines	950,346
	Building Products — 2.1%
	Associated Materials Inc.:
335,000	Senior Discount Notes, step bond to yield 13.870% due 3/1/14	222,775
210,000	Senior Subordinated Notes, 9.750% due 4/15/12	208,950
	GTL Trade Finance Inc.:
130,000	7.250% due 10/20/17(a)	131,170
139,000	7.250% due 10/20/17(a)	139,883
	Nortek Inc.:
110,000	Senior Secured Notes, 10.000% due 12/1/13(a)	105,600
115,000	Senior Subordinated Notes, 8.500% due 9/1/14	74,175
285,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.544% due 3/1/14	131,100
	Total Building Products	1,013,653
	Commercial Services & Supplies — 3.2%
305,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	263,825
425,000	Allied Waste North America Inc., Senior Notes, 7.375% due 4/15/14	433,500
90,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15(a)	78,750
355,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	355,000
125,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	131,875

See Notes to Financial Statements.

10	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Commercial Services & Supplies — 3.2% continued
240,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	$201,600
110,000	US Investigations Services Inc., 11.750% due 5/1/16(a)	95,150
	Total Commercial Services & Supplies	1,559,700
	Construction & Engineering — 0.5%
150,000	CSC Holdings Inc., 8.500% due 6/15/15(a)	148,125
100,000	Odebrecht Finance Ltd., 7.500% due 10/18/17(a)	103,250
	Total Construction & Engineering	251,375
	Industrial Conglomerates — 0.3%
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08(c)(e)(f)	0
	Sequa Corp.:
80,000	11.750% due 12/1/15(a)	71,600
80,000	13.500% due 12/1/15(a)(b)	74,000
	Total Industrial Conglomerates	145,600
	Machinery — 0.2%
60,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	56,100
70,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	69,300
	Total Machinery	125,400
	Road & Rail — 1.8%
255,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	266,475
490,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	448,350
	Kansas City Southern de Mexico, Senior Notes:
100,000	7.625% due 12/1/13	97,500
25,000	7.375% due 6/1/14	24,375
50,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	50,750
	Total Road & Rail	887,450
	Trading Companies & Distributors — 0.9%
105,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	92,925
135,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	118,800
305,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)	230,275
	Total Trading Companies & Distributors	442,000
	Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
255,000	10.426% due 5/15/15(a)(d)	82,875
130,000	12.500% due 5/15/17(a)	44,850
	Total Transportation Infrastructure	127,725
	TOTAL INDUSTRIALS	6,414,236

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

June 30, 2008

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
INFORMATION TECHNOLOGY — 2.4%
	Communications Equipment — 0.5%
285,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	$219,450
	Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
135,000	Senior Notes, 9.500% due 10/15/15	117,788
55,000	Senior Secured Notes, 7.875% due 10/15/14	50,875
	Total Electronic Equipment & Instruments	168,663
	IT Services — 1.3%
135,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(a)(b)	122,850
210,000	First Data Corp., 9.875% due 9/24/15(a)	182,962
	SunGard Data Systems Inc.:
150,000	Senior Notes, 9.125% due 8/15/13	152,250
195,000	Senior Subordinated Notes, 10.250% due 8/15/15	196,950
	Total IT Services	655,012
	Software — 0.3%
175,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	139,125
	TOTAL INFORMATION TECHNOLOGY	1,182,250
MATERIALS — 8.5%
	Chemicals — 1.4%
	Georgia Gulf Corp., Senior Notes:
10,000	9.500% due 10/15/14	7,525
330,000	10.750% due 10/15/16	199,650
115,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	105,800
150,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	159,375
365,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(a)	220,825
	Total Chemicals	693,175
	Containers & Packaging — 0.5%
60,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	57,600
55,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(a)	51,150
100,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10(c)(e)(f)	0
80,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16(a)	85,200
40,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	35,200
	Total Containers & Packaging	229,150
	Metals & Mining — 3.5%
	Evraz Group SA, Notes:
100,000	8.875% due 4/24/13(a)	100,620
100,000	9.500% due 4/24/18(a)	100,750

See Notes to Financial Statements.

12	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Metals & Mining — 3.5% continued
180,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	$190,195
60,000	Metals USA Holdings Corp., 8.698% due 7/1/12(b)(d)	55,500
225,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	235,125
30,000	Noranda Aluminium Acquisition Corp., 6.828% due 5/15/15(d)	26,025
130,000	Noranda Aluminium Holding Corp., 8.578% due 11/15/14(d)	107,250
230,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	218,500
405,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(a)	403,988
	Vale Overseas Ltd., Notes:
62,000	8.250% due 1/17/34	67,389
100,000	6.875% due 11/21/36	93,374
100,000	Vedanta Resources PLC, 8.750% due 1/15/14(a)	100,376
	Total Metals & Mining	1,699,092
	Paper & Forest Products — 3.1%
	Abitibi-Consolidated Co. of Canada:
273,000	15.500% due 7/15/10(a)	215,670
240,000	Senior Secured Notes, 13.750% due 4/1/11(a)	254,400
240,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	224,400
	NewPage Corp., Senior Secured Notes:
385,000	9.123% due 5/1/12(d)	388,850
60,000	10.000% due 5/1/12	61,050
74,182	Newpage Holding Corp., 9.986% due 11/1/13(b)(d)	71,956
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	181,000
160,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	152,400
	Total Paper & Forest Products	1,549,726
	TOTAL MATERIALS	4,171,143
TELECOMMUNICATION SERVICES — 7.4%
	Diversified Telecommunication Services — 5.0%
	Axtel SAB de CV:
10,000	7.625% due 2/1/17(a)	10,288
250,000	Senior Notes, 7.625% due 2/1/17(a)	256,562
25,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	20,125
	Citizens Communications Co.:
15,000	Debentures, 7.050% due 10/1/46	10,575
200,000	Senior Notes, 7.875% due 1/15/27	176,000
110,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	28,050

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

June 30, 2008

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Diversified Telecommunication Services — 5.0% (continued)
	Level 3 Financing Inc.:
120,000	6.704% due 2/15/15(d)	$100,800
220,000	Senior Notes, 9.250% due 11/1/14	201,300
195,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)	192,075
105,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	100,275
170,000	Qwest Corp., Debentures, 6.875% due 9/15/33	141,100
275,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13(a)	224,125
130,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16(a)	127,563
100,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13(a)	98,679
345,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	325,162
125,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(a)	131,875
320,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	320,800
	Total Diversified Telecommunication Services	2,465,354
	Wireless Telecommunication Services — 2.4%
130,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	150,800
50,000	America Movil SAB de CV, 5.625% due 11/15/17	48,405
60,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	58,050
	Sprint Capital Corp., Senior Notes:
20,000	8.375% due 3/15/12	19,815
320,000	6.875% due 11/15/28	267,064
695,000	True Move Co., Ltd., 10.750% due 12/16/13(a)	608,994
	Total Wireless Telecommunication Services	1,153,128
	TOTAL TELECOMMUNICATION SERVICES	3,618,482
UTILITIES — 9.1%
	Electric Utilities — 1.6%
100,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14(a)	106,500
28,000	Enersis SA, Notes, 7.375% due 1/15/14	29,775
10,000	IPALCO Enterprises Inc., 7.250% due 4/1/16(a)	9,900
205,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	222,425
410,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16(a)(b)	398,725
	Total Electric Utilities	767,325

See Notes to Financial Statements.

14	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Gas Utilities — 0.5%
275,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$261,250
	Independent Power Producers & Energy Traders — 7.0%
50,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	47,517
	AES Corp., Senior Notes:
100,000	9.375% due 9/15/10	105,750
340,000	8.000% due 10/15/17	334,900
	Dynegy Holdings Inc.:
180,000	Senior Debentures, 7.625% due 10/15/26	150,300
160,000	Senior Notes, 7.750% due 6/1/19	146,400
70,000	Dynegy Inc., 7.670% due 11/8/16	68,950
	Edison Mission Energy, Senior Notes:
150,000	7.750% due 6/15/16	150,000
120,000	7.200% due 5/15/19	112,500
155,000	7.625% due 5/15/27	139,887
1,410,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(a)(b)	1,413,525
58,458	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	67,372
215,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	214,194
	NRG Energy Inc., Senior Notes:
85,000	7.250% due 2/1/14	81,388
360,000	7.375% due 2/1/16	339,750
30,000	7.375% due 1/15/17	28,425
50,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	37,140
	Total Independent Power Producers & Energy Traders	3,437,998
	TOTAL UTILITIES	4,466,573
	TOTAL CORPORATE BONDS & NOTES (Cost — $47,860,917)	43,142,492
ASSET-BACKED SECURITY — 0.0%
	Diversified Financial Services — 0.0%
493,850	Airplanes Pass-Through Trust, 10.875% due 3/15/19(c)(e)(f) (Cost — $493,411)	0
COLLATERALIZED SENIOR LOANS — 2.0%
	Auto Components — 0.5%
248,750	Allison Transmission, Term Loan B, 5.531% due 8/7/14(a)(d)	222,631
	Containers & Packaging — 0.8%
536,806	Berry Plastics Corp., Senior Term Loan, 9.728% due 6/15/14(a)(d)	389,184
	Energy Equipment & Services — 0.5%
241,317	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(a)(d)(f)	241,317

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

June 30, 2008

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†		SECURITY	VALUE
		Oil, Gas & Consumable Fuels — 0.2%
		Ashmore Energy International:
16,243		Synthetic Revolving Credit Facility, 5.098% due 3/30/14(a)(d)	$14,822
119,784		Term Loan, 5.696% due 3/30/14(a)(d)	109,303
		Total Oil, Gas & Consumable Fuels	124,125
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,140,433)	977,257
CONVERTIBLE BOND & NOTE — 0.2%
		Marine — 0.2%
140,000		Horizon Lines Inc., 4.250% due 8/15/12 (Cost — $111,199)	109,375
SOVEREIGN BONDS — 5.2%
		Argentina — 0.7%
		Republic of Argentina:
409,000		Bonds, 7.000% due 9/12/13	309,170
65,000		GDP Linked Securities, 1.330% due 12/15/35(d)	6,110
		Total Argentina	315,280
		Brazil — 1.0%
527,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	286,927
		Federative Republic of Brazil, Collective Action Securities:
3,000		8.750% due 2/4/25	3,754
175,000		8.250% due 1/20/34	215,906
		Total Brazil	506,587
		Colombia — 0.1%
41,000		Republic of Colombia, 10.375% due 1/28/33	59,860
		Ecuador — 0.2%
75,000		Republic of Ecuador, 10.000% due 8/15/30(a)	73,500
		Egypt — 0.3%
790,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12(a)	143,616
		Indonesia — 0.3%
		Republic of Indonesia:
539,000,000	IDR	10.250% due 7/15/22	46,385
342,000,000	IDR	11.000% due 9/15/25	30,726
378,000,000	IDR	10.250% due 7/15/27	31,687
408,000,000	IDR	9.750% due 5/15/37	31,936
		Total Indonesia	140,734
		Mexico — 0.2%
		United Mexican States:
7,000		7.500% due 1/14/12	7,630

See Notes to Financial Statements.

16	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Mexico — 0.2% (continued)
	Medium-Term Notes:
74,000	5.875% due 1/15/14	$76,590
20,000	6.050% due 1/11/40	19,330
	Total Mexico	103,550
	Panama — 0.5%
	Republic of Panama:
78,000	9.375% due 4/1/29	102,375
159,000	6.700% due 1/26/36	161,782
	Total Panama	264,157
	Peru — 0.1%
	Republic of Peru:
14,000	Bonds, 6.550% due 3/14/37	14,221
8,000	Global Bonds, 7.350% due 7/21/25	8,952
	Total Peru	23,173
	Turkey — 1.0%
	Republic of Turkey:
12,000	7.000% due 6/5/20	11,130
587,000	Notes, 6.875% due 3/17/36	488,311
	Total Turkey	499,441
	Venezuela — 0.8%
	Bolivarian Republic of Venezuela:
12,000	8.500% due 10/8/14	11,385
386,000	5.750% due 2/26/16	303,878
16,000	7.650% due 4/21/25	12,720
	Collective Action Securities:
53,000	9.375% due 1/13/34	48,230
28,000	Notes, 10.750% due 9/19/13	29,190
	Total Venezuela	405,403
	TOTAL SOVEREIGN BONDS (Cost — $2,748,329)	2,535,301
SHARES
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
500	Ameriking Inc.(e)(f)*	0
	Household Durables — 0.0%
429,302	Home Interiors & Gifts Inc.(e)(f)*	0
3,747	Mattress Discounters Corp.(e)(f)*	0
	Total Household Durables	0
	TOTAL CONSUMER DISCRETIONARY	0

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	17

Schedule of investments (unaudited) continued

June 30, 2008

WESTERN ASSET HIGH INCOME FUND INC.

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY — 0.0%
	Computers & Peripherals — 0.0%
6,084	Axiohm Transaction Solutions Inc.(e)(f)*	$0
MATERIALS — 0.0%
	Chemicals — 0.0%
1,091	Applied Extrusion Technologies Inc., Class B Shares(e)*	3,273
	TOTAL COMMON STOCKS (Cost — $439,404)	3,273
CONVERTIBLE PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
260	Bank of America Corp., 7.250% (Cost — $260,475)	230,100
ESCROWED SHARES — 0.0%
INDUSTRIALS — 0.0%
1,000,000	Pillowtex Corp.(e)(f)* (Cost — $0)	0
PREFERRED STOCKS — 0.7%
CONSUMER DISCRETIONARY — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
1,271	Ameriking Inc., Cummulative Exchange, 13.000%(c)(e)(f)*	0
	Media — 0.0%
0	ION Media Networks Inc., Series B, 12.000%*	227
	TOTAL CONSUMER DISCRETIONARY	227
FINANCIALS — 0.7%
	Diversified Financial Services — 0.7%
10,700	Preferred Plus, Trust Series FRD-1, 7.400%	131,824
14,800	Saturns, Series F 2003-5, 8.125%	213,268
	TCR Holdings Corp.:
803	Class B Shares, 0.000%(e)(f)*	1
442	Class C Shares, 0.000%(e)(f)*	1
1,165	Class D Shares, 0.000%(e)(f)*	1
2,410	Class E Shares, 0.000%(e)(f)*	2
	TOTAL FINANCIALS	345,097
	TOTAL PREFERRED STOCKS (Cost — $431,258)	345,324
WARRANTS
WARRANTS — 0.0%
200	Elyria Foundry Co. LLC, Expires 3/1/15(e)(f)*	0
6,723	Pillowtex Corp., Expires 11/24/09(e)(f)*	0
	TOTAL WARRANTS (Cost — $4,963)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $53,490,389)	47,343,122

See Notes to Financial Statements.

18	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME FUND INC.

FACE AMOUNT†		SECURITY	VALUE
SHORT-TERM INVESTMENTS — 1.6%
		Sovereign Bonds — 1.2%
610,000	MYR	Bank Negara Malaysia Islamic Notes, Zero coupon bond to yield 3.335% due 7/24/08(g)	$186,298
		Egypt Treasury Bills:
375,000	EGP	Zero coupon bond to yield 7.625% due 9/9/08(g)	69,019
375,000	EGP	Zero coupon bond to yield 7.324% due 9/16/08(g)	68,882
1,450,000	EGP	Zero coupon bond to yield 7.553% due 11/25/08(g)	260,610
		Total Sovereign Bonds (Cost — $574,790)	584,809
		Repurchase Agreement — 0.4%
235,000		Morgan Stanley repurchase agreement dated 6/30/08, 2.400% due 7/1/08; Proceeds at maturity — $235,016; (Fully collateralized by U.S. government agency obligation, 0.000% due 12/30/08; Market Value — $241,864)(g) (Cost — $235,000)	235,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $809,790)	819,809
		TOTAL INVESTMENTS — 97.9% (Cost — $54,300,179#)	48,162,931
		Other Assets in Excess of Liabilities — 2.1%	1,010,560
		TOTAL NET ASSETS — 100.0%	$49,173,491

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
(g)	All or a portion of this security is segregated for extended settlements, swap contracts and foreign currency contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	– Brazilian Real
	EGP	– Egyptian Pound
	GDP	– Gross Domestic Product
	IDR	– Indonesian Rupiah
	MYR	– Malaysian Ringgit
	OJSC	– Open Joint Stock Company
	RUB	– Russian Ruble

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

June 30, 2008

ASSETS:
Investments, at value (Cost — $54,300,179)	$48,162,931
Cash	232
Dividends and interest receivable	1,135,995
Receivable for securities sold	290,163
Swap contracts, at value (premium received $18,399)	23,667
Prepaid expenses	18,036
Total Assets	49,631,024
LIABILITIES:
Payable for securities purchased	365,767
Investment management fee payable	29,063
Directors’ fees payable	2,187
Payable for open forward currency contracts	907
Interest payable for open swap contracts	556
Accrued expenses	59,053
Total Liabilities	457,533
TOTAL NET ASSETS	$49,173,491
NET ASSETS:
Par value ($0.001 par value; 5,140,713 shares issued and outstanding; 100,000,000 shares authorized)	$ 5,141
Paid-in capital in excess of par value	65,044,365
Undistributed net investment income	677,510
Accumulated net realized loss on investments, futures contracts, options written, swap contracts and foreign currency transactions	(10,435,423)
Net unrealized depreciation on investments, swap contracts and foreign currencies	(6,118,102)
TOTAL NET ASSETS	$49,173,491
Shares Outstanding	5,140,713
Net Asset Value	$9.57

See Notes to Financial Statements.

20	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:
Interest	$ 2,421,588
Dividends	34,406
Less: Foreign taxes withheld	(925)
Total Investment Income	2,455,069
EXPENSES:
Investment management fee (Note 3)	175,949
Audit and tax	23,401
Transfer agent fees	15,268
Shareholder reports	14,449
Legal fees	10,318
Stock exchange listing fees	7,926
Directors’ fees	3,699
Custody fees	2,935
Insurance	1,146
Miscellaneous expenses	3,571
Total Expenses	258,662
NET INVESTMENT INCOME	2,196,407
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(1,128,605)
Futures contracts	(6,754)
Options written	9,500
Swap contracts	847
Foreign currency transactions	(10,488)
Net Realized Loss	(1,135,500)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(2,199,298)
Futures contracts	(495)
Swap contracts	5,268
Foreign currencies	14,354
Change in Net Unrealized Appreciation/Depreciation	(2,180,171)
Net Loss on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency Transactions	(3,315,671)
DECREASE IN NET ASSETS FROM OPERATIONS	$(1,119,264)

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	21

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$ 2,196,407	$ 4,069,422
Net realized loss	(1,135,500)	(2,536)
Change in net unrealized appreciation/depreciation	(2,180,171)	(3,782,519)
Increase (Decrease) in Net Assets From Operations	(1,119,264)	284,367
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(2,107,692)	(3,804,128)
Decrease in Net Assets From Distributions to Shareholders	(2,107,692)	(3,804,128)
DECREASE IN NET ASSETS	(3,226,956)	(3,519,761)
NET ASSETS:
Beginning of period	52,400,447	55,920,208
End of period*	$49,173,491	$52,400,447
* Includes undistributed net investment income of:	$677,510	$588,795

See Notes to Financial Statements.

22	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

	2008[1]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$10.19	$10.88	$10.50	$10.72	$10.47	$9.02
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.43	0.79	0.72	0.70	0.72	0.81
Net realized and unrealized gain (loss)	(0.64)	(0.74)	0.35	(0.21)	0.41	1.60
Total income (loss) from operations	(0.21)	0.05	1.07	0.49	1.13	2.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.74)	(0.69)	(0.71)	(0.88)	(0.96)
Total distributions	(0.41)	(0.74)	(0.69)	(0.71)	(0.88)	(0.96)
NET ASSET VALUE, END OF PERIOD	$9.57	$10.19	$10.88	$10.50	$10.72	$10.47
MARKET PRICE, END OF PERIOD	$8.58	$8.99	$9.86	$8.99	$10.23	$11.42
Total return, based on NAV[2,3]	(2.06)%	0.37%	10.57%[4]	4.80%	11.53%	28.03%
Total return, based on Market Price[3]	(0.08)%	(1.64)%	17.97%	(5.29)%	(2.70)%	33.31%
NET ASSETS, END OF PERIOD (000s)	$49,173	$52,400	$55,920	$53,968	$55,106	$53,477
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.03%[5]	1.09%	1.21%	1.30%	1.41%	1.44%
Net expenses	1.03 [5]	1.09	1.21 [6]	1.30	1.41	1.44
Net investment income	8.74 [5]	7.40	6.81	6.66	7.01	8.27
PORTFOLIO TURNOVER RATE	28%	78%	89%	46%	56%	57%

[1]	For the six months ended June 30, 2008 (unaudited).
[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the

24	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(d) Financial futures contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

(e) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recorded as realized gain or loss on the Statement of Operations.

26	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(i) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are

28	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	JUNE 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$48,162,931	$578,692	$47,342,917	$241,322
Other Financial Instruments*	4,361	—	4,361	—
Total	$48,167,292	$578,692	$47,347,278	$241,322

*  Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Balance as of December 31, 2007	$ 7
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	(1,251)
Net purchases (sales)	241,316
Transfers in and/or out of Level 3	1,250
Balance as of June 30, 2008	$241,322

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average weekly net assets.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

LMPFA has delegated to Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

4. Investments

During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS
Purchases	$13,511,486	—
Sales	13,571,226	$103,615

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 863,763
Gross unrealized depreciation	(7,001,011)
Net unrealized depreciation	$(6,137,248)

During the six months ended June 30, 2008, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options written, outstanding December 31, 2007	—	—
Options written	800,000	$ 19,000
Options closed	—	—
Options expired	(800,000)	(19,000)
Options written, outstanding June 30, 2008	—	—

30	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

At June 30, 2008, the Fund had the following open forward foreign currency contracts.

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED LOSS
Contracts to Buy:
Indian Rupee	1,934,250	$44,374	9/16/08	$(224)
Indian Rupee	1,609,850	36,932	9/16/08	(515)
Indian Rupee	1,270,000	29,135	9/16/08	(168)
Net unrealized loss on open forward foreign currency contracts				$(907)

At June 30, 2008, the Fund held the following credit default swap contract:

Swap Counterparty:	Barclays Capital Inc.
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$400,000
Payments Received by Fund:	Payment only if credit event occurs
Payments Made by Fund:	Fixed rate, 5.000%
Termination Date:	6/20/13
Unrealized Appreciation:	$5,268

5. Distributions subsequent to June 30, 2008

On May 27, 2008, the Fund’s Board declared 2 dividends, each in the amount of $0.070 per share, payable on July 25, 2008 and August 29, 2008 to shareholders of record on July 18, 2008 and August 22, 2008, respectively.

6. Capital loss carryforward

At December 31, 2007, the Fund had a net capital loss carryforward of approximately $8,995,138, of which $7,746,695 expires in 2009 and $1,248,443 expires in 2010. These amounts will be available to offset any future taxable capital gains.

7. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Western Asset High Income Fund Inc. 2008 Semi-Annual Report	31

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of the Fund was held on April 28, 2008, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of directors

NOMINEES	COMMON SHARES VOTES FOR	COMMON SHARES VOTES WITHHELD
Leslie H. Gelb	4,428,540	108,997
Riordan Roett	4,426,597	110,939

At June 30, 2008, in addition to Leslie H. Gelb and Riordan Roett, the Directors of the Fund were as follows:

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

R. Jay Gerken

William R. Hutchinson

Jeswald W. Salacuse

32	Western Asset High Income Fund Inc. 2008 Semi-Annual Report

Dividend reinvestment plan (unaudited)

Pursuant to certain rules of the SEC the following additional disclosure is provided.

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (“Plan”) shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by American Stock Transfer & Trust Company (“Plan Agent”) in Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by American Stock Transfer & Trust Company, as dividend paying agent. Shareholders who do not wish to have distributions automatically reinvested should notify the Plan Agent. In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the Directors of the Fund declare a distribution payable either in the Fund’s Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the distribution payment date or, if that date is not a NYSE trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare a distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the NYSE or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full distribution amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will

Western Asset High Income Fund Inc.	33

Dividend reinvestment plan (unaudited) continued

cease making open-market purchases and will receive the uninvested portion of the distribution amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about the first business day of each month. Any voluntary cash payments received more than 30 days prior to these dates will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions and voluntary cash payments made by the participant or any distributions payable only in cash. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The reinvestment of distributions under the Plan will not relieve participants of any income tax which may be payable on such distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice is received by the Plan Agent not less than ten days prior to any distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares to be delivered to each shareholder without charge.

34	Western Asset High Income Fund Inc.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days’ written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at 59 Maiden Lane, New York, New York 10038.

Western Asset High Income Fund Inc.	35

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Western Asset High Income Fund Inc.

Directors	Investment manager
Carol L. Colman	Legg Mason Partners Fund Advisor, LLC
Daniel P. Cronin
Paolo M. Cucchi	Subadviser
Leslie H. Gelb	Western Asset Management Company
R. Jay Gerken, CFA
Chairman	Custodian
William R. Hutchinson	State Street Bank & Trust Company
Riordan Roett	225 Franklin Street
Jeswald W. Salacuse	Boston, Massachusetts 02110

Officers	Transfer agent
R. Jay Gerken, CFA	American Stock Transfer & Trust Company
President and Chief Executive Officer	59 Maiden Lane
New York, New York 10038
Kaprel Ozsolak
Chief Financial Officer and Treasurer	Independent registered public accounting firm
KPMG LLP
Ted P. Becker	345 Park Avenue
Chief Compliance Officer	New York, New York 10154

Robert I. Frenkel	Legal counsel
Secretary and Chief Legal Officer	Simpson Thacher & Bartlett LLP
425 Lexington Avenue
Thomas C. Mandia	New York, New York 10017
Assistant Secretary
New York Stock Exchange Symbol
Albert Laskaj	HIF
Controller

Steve Frank
Controller

Western Asset High Income Fund Inc.
55 Water Street
New York, New York 10041

Western Asset High Income Fund Inc.

WESTERN ASSET HIGH INCOME FUND INC.
55 Water Street
New York, NY 10041

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time, the Fund may purchase at market prices shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/cef and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of the Western Asset High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

American Stock

Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

WASX010084 8/08 SR08-614

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	Principal Accountant Fees and Services

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset High Income Fund Inc.

Date:	September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset High Income Fund Inc.

Date:	September 2, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Western Asset High Income Fund Inc.

Date:	September 2, 2008